Note 1 - Nature of the Business (Details Textual) - USD ($)		1 Months Ended			8 Months Ended	12 Months Ended
	Mar. 14, 2017	May 31, 2018	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Issued During Period, Value, New Issues						$ 13,245,000	$ 89,443,000	$ 15,250,000
Shares Issued, Price Per Share			$ 20
Proceeds from Issuance of Common Stock					$ 14,000,000	$ 14,000,000	$ 50,505,000	$ 15,250,000
Common Stock, Par or Stated Value Per Share		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from Issuance of Common Stock, Net					$ 13,245,000
Sale to Third-party Investors [Member]
Stock Issued During Period, Shares, New Issues				1,129,628
Stock Issued During Period, Value, New Issues				$ 15,250
Shares Issued, Price Per Share				$ 13.50
IPO [Member]
Stock Issued During Period, Shares, New Issues	174,286
Shares Issued, Price Per Share	$ 20
Proceeds from Issuance of Common Stock	$ 47,184,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	2,541,048	739,095
Shares Issued, Price Per Share		$ 27.06
Proceeds from Issuance of Common Stock		$ 20,000,000
Private Placement [Member] | Nereus Trust [Member]
Stock Issued in Lieu of Royalty Payments	2,112,963		2,112,963